Income Tax - Schedule of Income Tax Expenses (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Tax payable
Tax payable, As of January 1		RM 1,632,210	$ 365,115	RM 553,111	RM 100,279
Tax expenses		2,289,416	512,128	1,108,790	452,832
Tax payment		(2,700)	(604)	(29,843)
Deconsolidation of Sagfood (Malaysia) Sdn Bhd*	[1]			152
Tax payable, As of December 31		3,918,926	876,639	1,632,210	553,111
Deferred tax liabilities
Deferred tax liabilities, As of January 1		823,938	184,310	767,259	374,846
Tax expenses		83,467	18,671	257,999	392,413
Deconsolidation of Sagfood (Malaysia) Sdn Bhd*				(201,320)
Deferred tax liabilities, As of December 31		907,405	202,981	823,938	767,259
Income tax expenses
– Current year		2,289,416	512,128	1,108,790	452,832
– Origination of temporary differences		83,467	18,671	257,999	392,413
Total income tax expenses		RM 2,372,883	$ 530,799	RM 1,366,789	RM 845,245

[1]	Deconsolidation of Sagfood (Malaysia) Sdn Bhd, as a result of disposal of entire equity interest on June 30, 2023.